Comparative Figures - Schedule of Interim Condensed Consolidated Statements of Cash Flows (Unaudited) (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Adjustments for:
Non-cash revenue	RM (24,925,703)	$ (5,916,800)	RM (26,888,040)	$ (5,700,000)
Professional fee	1,098,219	260,692	1,419,630	300,948
Director fee paid in shares	14,576,071	3,460,031	5,969,039	1,265,377
Share option expenses	1,690,755	401,347
Operating cash flow before movement in working capital	18,357,800	4,357,728	7,486,063	1,586,974
Trade and other receivables
Trade receivables	(25,325,004)	(6,011,585)	(22,445,321)	(4,758,187)
Other receivables	20,414,035	4,845,832	(5,908,844)	(1,252,617)
Deposits and prepayment	(3,774,718)	(896,033)	1,189,669	252,198
Net cash generated from/(used in) operating activities	4,081,572	968,874	(44,977,192)	(9,534,720)
Investing activities
Acquisition of financial assets measured at fair value through other comprehensive income	(178,176,667)	(42,295,124)
Net cash used in investing activities	(191,719,658)	(45,509,925)	5,130,755	1,087,669
Financing activities
Proceeds from issuance of share capital	160,514,477	38,102,518	29,107,413	6,170,485
Net cash flow generated from financing activities	RM 173,796,877	$ 41,255,461	38,917,298	8,250,082
As Previously Reported [Member]
Adjustments for:
Non-cash revenue
Professional fee
Director fee paid in shares
Share option expenses			5,969,038	1,265,377
Operating cash flow before movement in working capital			32,954,486	6,986,026
Trade and other receivables			(27,164,496)	(5,758,606)
Trade receivables
Other receivables
Deposits and prepayment
Net cash generated from/(used in) operating activities			(19,508,769)	(4,135,668)
Investing activities
Acquisition of financial assets measured at fair value through other comprehensive income			(26,888,040)	(5,700,000)
Net cash used in investing activities			(21,757,285)	(4,612,331)
Financing activities
Proceeds from issuance of share capital			30,527,043	6,471,433
Net cash flow generated from financing activities			RM 40,336,915	$ 8,551,030